Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net (Loss) /
	Table Total	Actually Paid	for Non-	to Non-PEO	Shareholder	Shareholder	Income
Year	for PEO (1)	to PEO (1) (2) (3)	PEO NEOs (4)	NEOs (3) (4) (5)	Return (6)	Return (7)	($ in millions) (8)
2022	5,628,174	6,956,368	2,352,186	2,794,041	31.64	111.27	(128.3)
2021	5,100,101	1,561,702	2,341,941	1,100,648	28.94	124.89	332.8
2020	4,465,377	(7,341,891)	2,283,388	(599,725)	50.42	125.69	(141.4)

(1)	Reflects compensation for our CEO, Mr. Kapusta, who served as our Principal Executive Officer (“PEO”) in 2020, 2021 and 2022.
(2)

The amounts reported for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our PEO. The following table discloses the adjustments made to the Summary Compensation Table (“SCT”) amounts to calculate the CAP amounts.

	Fiscal year-ended December 31,
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,628,174	5,100,101	4,465,377
Deduction for Reported Grant Date Fair Value of Stock Awards (a)	(2,464,117)	(2,065,081)	(1,750,608)
Deduction for Reported Grant Date Fair Value of Option Awards (a)	(2,006,170)	(2,065,074)	(1,749,294)
Addition of fair value at year-end of equity awards granted during the year that remained outstanding and unvested	5,696,179	2,114,800	2,255,198
Change in fair value at year-end versus prior year-end for awards granted in prior year that remained outstanding and unvested	294,663	(1,571,302)	(6,390,497)
Change in fair value at vesting date versus prior year-end for awards granted in prior year that vested during the year	(192,361)	48,258	(4,172,067)
Compensation Actually Paid	6,956,368	1,561,702	(7,341,891)

(a)	Reflects the total of amounts reported in the Stock Awards and Option Awards columns of the SCT for our PEO in each of the reported years.
(3)	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with and not materially different from those used for grant date fair value purposes.

Restricted stock units are valued based on the last sale price of our stock on the Nasdaq Global Select Market on the relevant measurement date. Performance share units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price of our stock on the Nasdaq Global Select Market on the relevant measurement date. Options are valued using a Hull & White option pricing model with assumptions established as at the relevant measurement date.

(4)

Reflects the average compensation for the non-PEO NEOs for each respective year presented. The persons included as non-PEO NEOs in each respective year reflects the relevant individuals included in the SCT for each of the years as follows:

2020: Alexander Kuta, Christian Klemt, Ricardo Dolmetsch, Robert Gut and Sander van Deventer;

2021: Alexander Kuta, Christian Klemt, Ricardo Dolmetsch and Pierre Caloz; and,

2022: Alexander Kuta, Christian Klemt, Ricardo Dolmetsch, and Pierre Caloz.

(5)

The amounts reported for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our non-PEO NEOs. The following table discloses the adjustments made to the SCT amounts to calculate the CAP amounts.

	Fiscal year-ended December 31,
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	2,352,186	2,341,941	2,283,388
Deduction for Reported Grant Date Fair Value of Stock Awards (a)	(877,719)	(826,032)	(973,072)
Deduction for Reported Grant Date Fair Value of Option Awards (a)	(682,913)	(897,864)	(614,922)
Addition of fair value at year-end of equity awards granted during the year that remained outstanding and unvested	1,939,018	918,900	1,213,407
Change in fair value at year-end versus prior year-end for awards granted in prior year that remained outstanding and unvested	123,475	(425,980)	(1,718,898)
Change in fair value at vesting date versus prior year-end for awards granted in prior year that vested during the year	(60,006)	(10,317)	(789,628)
Compensation Actually Paid	2,794,041	1,100,648	(599,725)

(a)	Reflects the total of amounts reported in the Stock Awards and Option Awards columns of the SCT, averaged for our non-PEO NEOs in each of the reported years.
(6)

Total Shareholder Return (“TSR”) represents the cumulative total shareholder return of investing in our shares for the period beginning on the last trading day of 2019 through the last trading day of each of the years presented in the Pay Versus Performance Table.

(7)

Peer Group TSR represents the cumulative total shareholder return of the NASDAQ Biotechnology Index (“NBI”) for the period beginning on the last trading day of 2019 through the last trading day of each of the years presented in the Pay Versus Performance Table. The NBI is the peer group used by us for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022.

(8)	Reflects Net (Loss) / Income as reported in the Company’s Annual Report on Form 10-K for the years ending December 31, 2022, 2021 and 2020.

Company Selected Measure Name	Total Shareholder Return
Named Executive Officers, Footnote
(1)	Reflects compensation for our CEO, Mr. Kapusta, who served as our Principal Executive Officer (“PEO”) in 2020, 2021 and 2022.
(3)	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with and not materially different from those used for grant date fair value purposes.

Restricted stock units are valued based on the last sale price of our stock on the Nasdaq Global Select Market on the relevant measurement date. Performance share units are valued by applying the probable or actual outcome based on performance through the measurement date, multiplied by the last sale price of our stock on the Nasdaq Global Select Market on the relevant measurement date. Options are valued using a Hull & White option pricing model with assumptions established as at the relevant measurement date.

(4)

Reflects the average compensation for the non-PEO NEOs for each respective year presented. The persons included as non-PEO NEOs in each respective year reflects the relevant individuals included in the SCT for each of the years as follows:

2020: Alexander Kuta, Christian Klemt, Ricardo Dolmetsch, Robert Gut and Sander van Deventer;

2021: Alexander Kuta, Christian Klemt, Ricardo Dolmetsch and Pierre Caloz; and,

2022: Alexander Kuta, Christian Klemt, Ricardo Dolmetsch, and Pierre Caloz.

Peer Group Issuers, Footnote
(7)

Peer Group TSR represents the cumulative total shareholder return of the NASDAQ Biotechnology Index (“NBI”) for the period beginning on the last trading day of 2019 through the last trading day of each of the years presented in the Pay Versus Performance Table. The NBI is the peer group used by us for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 5,628,174	$ 5,100,101	$ 4,465,377
PEO Actually Paid Compensation Amount	$ 6,956,368	1,561,702	(7,341,891)
Adjustment To PEO Compensation, Footnote
(2)

The amounts reported for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our PEO. The following table discloses the adjustments made to the Summary Compensation Table (“SCT”) amounts to calculate the CAP amounts.

	Fiscal year-ended December 31,
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,628,174	5,100,101	4,465,377
Deduction for Reported Grant Date Fair Value of Stock Awards (a)	(2,464,117)	(2,065,081)	(1,750,608)
Deduction for Reported Grant Date Fair Value of Option Awards (a)	(2,006,170)	(2,065,074)	(1,749,294)
Addition of fair value at year-end of equity awards granted during the year that remained outstanding and unvested	5,696,179	2,114,800	2,255,198
Change in fair value at year-end versus prior year-end for awards granted in prior year that remained outstanding and unvested	294,663	(1,571,302)	(6,390,497)
Change in fair value at vesting date versus prior year-end for awards granted in prior year that vested during the year	(192,361)	48,258	(4,172,067)
Compensation Actually Paid	6,956,368	1,561,702	(7,341,891)

(a)	Reflects the total of amounts reported in the Stock Awards and Option Awards columns of the SCT for our PEO in each of the reported years.

Non-PEO NEO Average Total Compensation Amount	$ 2,352,186	2,341,941	2,283,388
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,794,041	1,100,648	(599,725)
Adjustment to Non-PEO NEO Compensation Footnote
(5)

The amounts reported for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our non-PEO NEOs. The following table discloses the adjustments made to the SCT amounts to calculate the CAP amounts.

	Fiscal year-ended December 31,
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	2,352,186	2,341,941	2,283,388
Deduction for Reported Grant Date Fair Value of Stock Awards (a)	(877,719)	(826,032)	(973,072)
Deduction for Reported Grant Date Fair Value of Option Awards (a)	(682,913)	(897,864)	(614,922)
Addition of fair value at year-end of equity awards granted during the year that remained outstanding and unvested	1,939,018	918,900	1,213,407
Change in fair value at year-end versus prior year-end for awards granted in prior year that remained outstanding and unvested	123,475	(425,980)	(1,718,898)
Change in fair value at vesting date versus prior year-end for awards granted in prior year that vested during the year	(60,006)	(10,317)	(789,628)
Compensation Actually Paid	2,794,041	1,100,648	(599,725)

(a)	Reflects the total of amounts reported in the Stock Awards and Option Awards columns of the SCT, averaged for our non-PEO NEOs in each of the reported years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table

Tabular List of Company Performance Measures

As described in our CD&A, we believe that compensation should pay for performance, align interest with our shareholders, use at risk compensation to incentivize executives, and attract and retain talented executives. We seek to align compensation opportunities for our NEOs with strategic priorities for the company, which largely reflect non-financial measures. Total Shareholder Return is the only financial measure currently used in our executive compensation program to assess performance in respect of a portion of the 2021 PSU awards on a relative basis. As a result of Total Shareholder Return already being included in the pay versus performance table, no company-selected measure is reported.

Abular List of
Tabular List of Most Important Performance Measures
Total Shareholder Return

Total Shareholder Return Amount	$ 31.64	28.94	50.42
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (128,300,000)	332,800,000	(141,400,000)
PEO Name	Mr. Kapusta
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-GAAP Measure Description

Total Shareholder Return is the only financial performance measure (per the definition in Item 402(v)(2) of Regulation S-K) currently used by uniQure, which already features in the Pay versus Performance Table. Accordingly, no company-selected measure is identified or reported.

PEO | Deduction for Reported Grant Date Fair Value of Stock Awards (a)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,464,117)	(2,065,081)	(1,750,608)
PEO | Deduction for Reported Grant Date Fair Value of Option Awards (a)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,006,170)	(2,065,074)	(1,749,294)
PEO | Addition of fair value at year-end of equity awards granted during the year that remained outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,696,179	2,114,800	2,255,198
PEO | Change in fair value at year-end versus prior year-end for awards granted in prior year that remained outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,663	(1,571,302)	(6,390,497)
PEO | Change in fair value at vesting date versus prior year-end for awards granted in prior year that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(192,361)	48,258	(4,172,067)
Non-PEO NEO | Deduction for Reported Grant Date Fair Value of Stock Awards (a)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(877,719)	(826,032)	(973,072)
Non-PEO NEO | Deduction for Reported Grant Date Fair Value of Option Awards (a)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(682,913)	(897,864)	(614,922)
Non-PEO NEO | Addition of fair value at year-end of equity awards granted during the year that remained outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,939,018	918,900	1,213,407
Non-PEO NEO | Change in fair value at year-end versus prior year-end for awards granted in prior year that remained outstanding and unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,475	(425,980)	(1,718,898)
Non-PEO NEO | Change in fair value at vesting date versus prior year-end for awards granted in prior year that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (60,006)	$ (10,317)	$ (789,628)